TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION
TAXATION

13.                   TAXATION

(a)    Income taxes

Income tax benefit/(expense) of the Group are as follows:

	Years ended December 31
	2010	2011	2012
Current income tax (expense)/benefit	(908)	388	(339)
Deferred income tax benefit	158	473	129
Income tax (expense)/benefit	(750)	861	(210)

The components of (loss)/income before income taxes are as follows:

	Years ended December 31
	2010	2011	2012
Loss arising from China operations	5,356	(24,005)	(936)
Loss arising from non-China operations	(9,633)	(256)	(2,914)
- U.S.	33	45	30
- Hong Kong	(4,458)	2,259	(513)
- Cayman	(5,208)	(2,560)	(2,431)
Loss before income taxes and share of loss of an unconsolidated affiliate	(4,277)	(24,261)	(3,850)

(a)             Income taxes(cont’d)

As of and for each of the three years ended December 31, 2012, no unrecognized tax benefits, interest or penalties have been recognized.

The Company’s PRC entities and Vimicro Hong Kong’s tax years from 2003 through 2012, are open for examination by the relevant tax authorities in the PRC. The Company does not anticipate any significant change within 12 months of this report date on its unrecognized tax benefits.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

United States of America

Viewtel, the subsidiary incorporated in the United States of America, is subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. In general, corporations with taxable income of less than $335 receive partial benefit from the graduated rates of 15% and 25% that apply to the first $75 of taxable income. Viewtel had income tax benefit/(expense) of  $1, ($11) and $5 for 2010, 2011 and 2012, respectively.

Hong Kong

Hong Kong Profits Tax rate is 16.5% on profits arising in or derived from Hong Kong. Since the year of assessment 2005/2006 (for the assessment year ended December 31, 2005), Vimicro Hong Kong has filed non-taxable offshore claims in its Hong Kong profits tax returns. As a result of Vimicro Hong Kong changing its filing basis to offshore, a refund of the tax previously withheld and overpaid was applied for in respect of the years of assessment of 2004/05 and 2005/06. In December 2009, the Hong Kong Inland Revenue Department (“IRD”) issued the Departmental Interpretation and Practice Notes No. 21(Revised) (“Revised DIPN21”) to redefine the locality of profits. The Company believes it has technical grounds to claim that its profits are sourced offshore from Hong Kong and, where duly substantiated by documentation. In November 2011, the IRD has accepted the filing basis of Vimicro Hong Kong for years of assessment 2005/06 to 2008/09. Since Vimicro Hong Kong’s offshore claim was accepted by the IRD, the profits of Vimicro Hong Kong is not subject to Hong Kong Profits Tax. Vimicro Hong Kong received the overpaid withholding tax refund of approximately $988 in February 2012.

Further, there is no dividend withholding tax on dividends from Hong Kong companies to their shareholders. To the extent that the intellectual property in question is not used in Hong Kong, Vimicro China would not be subject to Hong Kong withholding tax on the royalty income derived from Vimicro Hong Kong.

The People’s Republic of China

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. Vimicro China, being a qualified “high and new technology enterprise” (“HNTE”), is entitled to a 15% preferential tax rate from 2011 to 2013 in accordance with the prevailing Enterprise Income Tax Law (“EIT Law”) and its relevant regulations. Vimicro China is obligated to complete an annual self-assessment of continued compliance in order to apply the lower tax rate. The HNTE status is subject to approval and renewal after the HNTE certification expires.

Vimicro Hong Kong is a 100% subsidiary of Vimicro China, a PRC entity. Pursuant to the Announcement of the State Administration of Taxation (“SAT”) [2011] No. 45 on the Administrative Measures for Income Tax on Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises (“Circular 45”), effective on September 1, 2011, and its relevant regulations, Vimicro Hong Kong is considered to be a PRC tax resident. As a result, it will be subject to PRC income tax at 25% on its worldwide income. The management is checking with the relevant PRC tax authority on the tax settlements of Vimicro Hong Kong’s PRC income tax as in practice there are limited executions of Circular 45.

Furthermore, under the EIT Law and its relevant regulations, post December 31, 2007 earnings related dividends payable by a foreign investment enterprise to its foreign non-resident enterprise investors shall be subject to a 10% withholding tax, unless such foreign investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China that provides for a reduced rate of withholding tax.

The following table sets forth the reconciliation between the PRC’s statutory income tax rate and the actual effective tax rate for the Group.

	Years ended December 31
	2010	2011	2012
Statutory tax rate	25%	25%	25%
Effect of foreign tax rates differential	(30)%	(3)%	(16)%
Deferred tax rate differential	14%	6%	4%
Non-deductible expenses	(22)%	(1)%	(30)%
Change in valuation allowance	(5)%	(29)%	14%
Income tax in respect of prior years	—	6%	—
Others	—	—	(2)%
Effective income tax rate	(18)%	4%	(5)%

(b)    Deferred tax

The Group’s significant components of deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	As of December 31
	2011	2012
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	808	980
Accrued expenses, payroll and others	533	482
Difference in tax basis from ViSS acquisition	1,088	881
Difference in R&D expenses capitalization	3,125	3,133
Loss arising from disposal of assets due to operation discontinued	223	—
Non-operating loss carry-forwards	8,677	6,380
Others	1,884	1,906
Total deferred tax assets	16,338	13,762
Valuation allowance	(15,870)	(13,175)
Deferred tax assets, net of valuation allowance	468	587

Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	33	23
Total deferred tax liabilities	33	23

Classification on the consolidated balance sheets
Deferred tax assets — current	356	418
Deferred tax assets — non-current	112	169
Deferred tax liabilities — non-current	33	23

Subject to the approval of the relevant tax authorities, the Group has tax losses carried forward from its subsidiaries in China totaling approximately $25,520 as of December 31, 2012, of which $153, $2,229, $955, $13,702 and $8,481 if unused will expire in 2013, 2014, 2015, 2016 and 2017 respectively.

For the years ended December 31, 2011 and 2012, the increase in valuation allowance was $8,677 and the decrease was $2,695, respectively.  For the decrease in valuation allowance in 2012, $2,140 was related to the disposal of Visiondigi and Vimicro Shanghai.

(c)                      PRC Value Added Tax (“VAT”)

According to PRC value-added tax policy, all entities and individuals engaged in the sales of goods, the provision of processing, repair and replacement services, and the importation of goods within the territory of the PRC are taxpayers for VAT and shall pay VAT in accordance with the VAT regulations. Vimicro China, Vimicro Tianjin, Vimicro Guiyang as the general taxpayers are subject to the output VAT at 17% of selling price of products sold to customers in China, while the purchase of products by those companies are subject to the input VAT at the rate of 17%. VAT payable is the net difference between periodic output VAT and deductible input VAT. On November 5, 2008, the PRC State Council passed The Provisional Regulations of the People’s Republic of China on Value-Added Tax, or New VAT Law. In accordance with the New VAT Law and its Implementation Rules, which became effective as of January 1, 2009, input VAT on fixed asset purchases for further production purpose are included in the input VAT for VAT payable purposes.

The launch of VAT Reform Pilot Program (i.e. converting from business tax to VAT) in the transportation industry and certain modern services industries in Shanghai was effective from January 1, 2012. Following the Pilot Program in Shanghai, the State Council approved expanding the Pilot Program to 8 other provinces and municipalities: Beijing, Tianjin, Jiangsu, Zhejiang (including Ningbo), Anhui, Fujian (including Xiamen), Hubei, Guangdong (including Shenzhen) in batches from September 1, 2012 to the end of 2012. Under the Pilot Program, the entities which provide transportation services and certain modern services within the territory of PRC are subject to VAT instead of business tax. Vimicro China’s transfer of technology, which was subject to business tax prior to the Pilot Program, falls within the VAT reform scope and is subject to the VAT at 6% from September 1, 2012. In addition, the technology transfer services provided to foreign entities are eligible for VAT exemption under the Pilot Program. Vimicro China is entitled to the exemption on income arising from or related to technology transfers, provided relevant technology transfer agreements are registered with the relevant government agencies.

In addition, where an entity or an individual outside of the territory of PRC and having no business presence in PRC provided VAT taxable services to a resident enterprise, the service recipient shall act as the withholding agent. Accordingly, Vimicro China is obliged to withhold 6% VAT and surcharge on the payment to Viewtel in connection with the purchase of the research and development services starting from September 1, 2012.

(d)                     PRC Business Tax (“BT”)

According to PRC business tax policy, service income generally is subject to BT at 5%. Vimicro Corporation is entitled to BT exemption on income arising from or related to technology transfers provided these technology transfer agreements are registered with the relevant government agencies. Vimicro Corporation also has incidental customer technology service income, which is subject to BT at 5%.

In December 2008, the Ministry of Finance and State Administration of Taxation revised the Business Tax Detailed Implementation Rules, under which all entities or individuals that provide labor services within PRC are mandatory payers of BT and the “provision of labor services in China” is defined to mean where either the service provider or the service recipient is located in China. Accordingly the Company incurred additional business tax beginning January 1, 2009 primarily in connection with its PRC subsidiaries’ procurement of overseas intellectual properties and the purchase of the research and development services from Viewtel by Vimicro China.

(d)                     PRC Business Tax (“BT”)

In accordance with the Implementation Rules for the PRC Tentative Regulations on Business Tax, promulgated on December 15, 2008 and effective as of January 1, 2009, service income excluding that derived from providing VAT taxable services is subject to PRC business tax when either the service provider or the service recipient is located in China. The tax rate on the transfer of technology and research and development services was 5% prior to the VAT Pilot Program. However, the income arising from or related to the technology transfer was eligible to the exemption of business tax, provided relevant technology transfer agreements are registered with the relevant government agencies. Vimicro China was entitled to the business tax exemption on its income arising from the transfer of technology and relevant technology consulting services. With regard to the purchase of research and development services from Viewtel, as the withholding tax agent of business tax, Vimicro China withheld business tax and surcharge prior to September 1, 2012.